Commitments and Contingencies - Future Minimum Rental Commitments Under Non-Cancelable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Operating Leased Assets [Line Items]
Future Minimum Rental Commitments, 2013	$ 8.2
Future Minimum Rental Commitments, 2014	6.2
Future Minimum Rental Commitments, 2015	3.4
Future Minimum Rental Commitments, 2016	2.5
Future Minimum Rental Commitments, 2017	1.4
Future Minimum Rental Commitments, Thereafter	0.7
Future Minimum Rental Commitments, Total	22.4
Future Minimum Rental Income, 2013	5.4
Future Minimum Rental Income, 2014	5.7
Future Minimum Rental Income, 2015	4.6
Future Minimum Rental Income, 2016	2.4
Future Minimum Rental Income, 2017	0.2
Future Minimum Rental Income, Thereafter
Future Minimum Rental Income, Total	$ 18.3